Business Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 15, 2012	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Disclosure [Line Items]
Percentage of U.S. based joint-venture in Music segment		50.00%
Equity in net income (loss) of affiliated companies		¥ (121,697)		¥ 14,062	¥ (30,235)
Sony Ericsson
Segment Reporting Disclosure [Line Items]
Percentage of ownership in equity investees	50.00%	50.00%
Remeasurement gain		102,331	[1]
Sony Mobile Communications
Segment Reporting Disclosure [Line Items]
Percentage of equity interest acquired	50.00%
Remeasurement gain	102,331
Equity in net income (loss) of affiliated companies		¥ (57,680)		¥ 4,155	¥ (34,514)

[1]	Refer to Note 24.